Offsetting Financial Assets and Liabilities - Summary of Information about Impact of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	£ 38,724	£ 35,841
Amounts offset, Assets	(9,312)	(4,138)
Net amounts reported on the balance sheet, Assets	29,412	31,703
Financial instruments, Assets	(949)	(1,305)
Financial collateral, Assets	(21,310)	(25,014)
Net amount, Assets	7,153	5,384
Assets not subject to enforceable netting arrangements, Assets	207,820	205,377
Balance sheet total, Assets	237,232	237,080
Gross amounts, Liabilities	29,152	25,321
Amounts offset, Liabilities	(9,312)	(4,138)
Net amounts reported on the balance sheet, Liabilities	19,840	21,183
Financial instruments, Liabilities	(949)	(1,305)
Financial collateral, Liabilities	(17,060)	(18,823)
Net amount, Liabilities	1,831	1,055
Assets not subject to enforceable netting arrangements, Liabilities	211,989	192,177
Balance sheet total, Liabilities	231,829	213,360
Derivative financial assets
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	5,116	4,493
Amounts offset, Assets	(1,754)	(1,214)
Net amounts reported on the balance sheet, Assets	3,362	3,279
Financial instruments, Assets	(820)	(768)
Financial collateral, Assets	(1,840)	(1,915)
Net amount, Assets	702	596
Assets not subject to enforceable netting arrangements, Assets	89	84
Balance sheet total, Assets	3,451	3,363
Derivative financial liabilities
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	3,597	2,877
Amounts offset, Liabilities	(1,754)	(1,214)
Net amounts reported on the balance sheet, Liabilities	1,843	1,663
Financial instruments, Liabilities	(820)	(768)
Financial collateral, Liabilities	(839)	(572)
Net amount, Liabilities	184	323
Assets not subject to enforceable netting arrangements, Liabilities	77	46
Balance sheet total, Liabilities	1,920	1,709
Amortised cost
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	26,084	25,312
Amounts offset, Assets	(6,485)	(1,676)
Net amounts reported on the balance sheet, Assets	19,599	23,636
Financial instruments, Assets	(129)	(537)
Financial collateral, Assets	(19,470)	(23,099)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	19,599	23,636
Gross amounts, Liabilities	22,333	19,962
Amounts offset, Liabilities	(6,485)	(1,676)
Net amounts reported on the balance sheet, Liabilities	15,848	18,286
Financial instruments, Liabilities	(129)	(537)
Financial collateral, Liabilities	(15,719)	(17,749)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	15,848	18,286
Fair value
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	0	0
Amounts offset, Assets	0	0
Net amounts reported on the balance sheet, Assets	0	0
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	0	0
Gross amounts, Liabilities	0	0
Amounts offset, Liabilities	0	0
Net amounts reported on the balance sheet, Liabilities	0	0
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	0	0
Deposits by Customers and Banks
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Liabilities	3,222	2,482
Amounts offset, Liabilities	(1,073)	(1,248)
Net amounts reported on the balance sheet, Liabilities	2,149	1,234
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	(502)	(502)
Net amount, Liabilities	1,647	732
Assets not subject to enforceable netting arrangements, Liabilities	211,912	192,131
Balance sheet total, Liabilities	214,061	193,365
Loans and advances to customers
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, Assets	7,524	6,036
Amounts offset, Assets	(1,073)	(1,248)
Net amounts reported on the balance sheet, Assets	6,451	4,788
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	6,451	4,788
Assets not subject to enforceable netting arrangements, Assets	207,731	205,293
Balance sheet total, Assets	£ 214,182	£ 210,081